Significant Acquisitions and Disposals - Additional Information (Detail) shares in Millions, $ in Millions, $ in Billions	Oct. 31, 2019 CAD ($)	Nov. 01, 2018 CAD ($) shares	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Sep. 18, 2017 CAD ($)	Sep. 18, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ 16,976		$ 16,536	$ 16,156
Greystone Capital Management Inc. [member]
Disclosure of detailed information about business combination [line items]
Acquisition of outstanding equity percentage		100.00%
Acquisition, net purchase consideration		$ 821
Purchase consideration paid in cash		479
Deferred purchase consideration in common shares held in escrow		167
Purchase consideration paid in cash		165
Liabilities acquired		46
Purchase consideration allocated to customer relationship		140
Goodwill		432
Deferred tax liability		37
Greystone Capital Management Inc. [member] | Common shares [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration paid in shares, value		$ 342
Common shares issued | shares		4.7
Scottrade Bank [member]
Disclosure of detailed information about business combination [line items]
Acquisition of outstanding equity percentage					100.00%	100.00%
Acquisition, net purchase consideration					$ 1,642
Purchase consideration paid in cash					1,600	$ 1.4
Purchase consideration paid in cash					20,657
Goodwill					$ 34